RELATED PARTY TRANSACTIONS (Details Textual) - USD ($)			1 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended
		Oct. 06, 2017	Oct. 31, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2016		Dec. 31, 2015	Oct. 10, 2017	Feb. 28, 2017	May 31, 2016	May 31, 2015	May 26, 2015	May 19, 2015	Mar. 02, 2015
Related Party Transaction [Line Items]
Common Stock, Shares, Issued				0		0	0		0
Common Stock, Value, Issued				$ 0		$ 0	$ 0		$ 0
Due to Other Related Parties, Classified, Current							635,681
Due to Affiliate, Current							$ 60,000								$ 10,000
Notes Payable, Related Parties				3,000,000
Line of Credit Facility, Maximum Amount Outstanding During Period				95,000,000
Cost of Services									180,000
Stock Issued During Period, Shares, New Issues			56,441,036
Equity Method Investment, Ownership Percentage			47.00%				49.70%	[1]
Line of Credit Facility, Periodic Payment, Interest			$ 10,000,000
Common Stock, Voting Rights, Percentage	[2]						32.10%
Series C Preferred Stock [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues			56,441,036				56,441,036
Equity Method Investment, Ownership Percentage	[1]						27.90%
Common Stock, Voting Rights, Percentage	[2]						2.50%
Series B Preferred Stock [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage	[1]						19.10%
Common Stock, Voting Rights, Percentage	[2]						25.90%
Series B Preferred Stock and Series C Preferred Stock [Member]
Related Party Transaction [Line Items]
Common Stock, Voting Rights, Percentage			28.40%
The Living Pages, Inc. [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction				$ 0	$ 28,000		$ 28,000		$ 301,000
GP Investments Acquisition Corp [Member]
Related Party Transaction [Line Items]
Common Stock, Shares, Issued				5,726,251		5,320,250	5,649,918		5,320,250
Common Stock, Value, Issued				$ 573		$ 532	$ 565		$ 532
Due to Other Related Parties, Classified, Current							635,681
Working Capital Loan							1,000,000
Due to Affiliate, Current				150,000		10,000	60,000		10,000						$ 10,000
Administrative Fees Expense				90,000	90,000		120,000		80,000
Debt Instrument, Face Amount				3,400,000			1,900,000					$ 500,000
Notes Payable, Related Parties, Noncurrent				2,980,631		0	1,900,000		0
Debt Instrument, Unused Borrowing Capacity, Amount							3,400,000
Reclassification of related party advances to related party promissory notes				635,681	0				635,681
Proceeds from Related Party Debt				57,140	$ 0	1,321	635,681
Due to Related Parties, Current				$ 57,140		$ 0	$ 635,681		$ 0
Maximum [Member] | Series B Preferred Stock [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues			38,545,560
Subsequent Event [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount										$ 50,000,000
Subsequent Event [Member] | GP Investments Acquisition Corp [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount											$ 3,400,000
Notes Payable, Related Parties		$ 2,980,631
Subsequent Event [Member] | Maximum [Member] | GP Investments Acquisition Corp [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Maximum Amount Outstanding During Period		$ 95,000,000
Warrant [Member] | GP Investments Acquisition Corp [Member]
Related Party Transaction [Line Items]
Debt Instrument, Convertible, Conversion Price							$ 1.00
Underwriter's [Member] | GP Investments Acquisition Corp [Member]
Related Party Transaction [Line Items]
Shares, Issued														2,250,000
GPIAC, LLC [Member]
Related Party Transaction [Line Items]
Common Stock, Shares, Issued																4,312,500
Common Stock, Value, Issued																$ 25,000
GPIAC, LLC [Member] | GP Investments Acquisition Corp [Member]
Related Party Transaction [Line Items]
Common Stock, Shares, Issued																4,312,500
Common Stock, Value, Issued																$ 25,000
Founder [Member] | GP Investments Acquisition Corp [Member]
Related Party Transaction [Line Items]
Common Stock, Value, Issued	[3]												$ 60,000
Treasury Stock, Shares																562,500

[1]	Represents the aggregate ownership percentage by series as of December 31, 2016, based on the number of shares of Common Stock Securities into which each series of Preferred Stock is convertible. The holders of the Series B and Series C Preferred Stock are under common control whereby their aggregate ownership is 47.0%.
[2]	Represents the aggregate voting power by series as of December 31, 2016, based on the number of shares of Common Stock Securities into which each series of Preferred Stock is convertible. Specifically, (i) the holders of Series A and Series B Preferred Stock are entitled to 15 votes for each share of Class B Common Stock into which their shares of Preferred Stock are convertible, and (ii) the holders of Series C Preferred Stock are entitled to one vote for each share of Class A Common Stock into which their shares of Preferred Stock are convertible. So long as at least 3,750,000 shares of Preferred Stock remain outstanding, the holders of the Series A and Series B Preferred Stock, voting as a single class, are entitled to elect one member to the Company’s board of directors. The holders of the Series B and Series C Preferred Stock are under common control whereby their aggregate voting power is 28.4%.
[3]	Represents the number of shares of Rimini Street capital stock issued and outstanding immediately prior to consummation of the mergers.